Long-term and Short-term treasury investments	12 Months Ended
Dec. 31, 2024
Long-term and Short-term treasury investments
Long-term and Short-term treasury investments

21. Long-term and short-term treasury investments

Treasury investments represent the debt investments purchased from reputable financial institutions. Primarily these instruments are considered to have a low risk of default and the counterparty has a strong capacity to meet its contractual cash flows obligations in the near term. The identified credit losses are insignificant.

Treasury investments at amortized cost are primarily time deposits placed with the bank. Interest income from treasury investments at amortized cost is recognized using the effective interest rate method in the consolidated income statement. Treasury investments measured at FVTPL are primarily structured notes which are the financial instruments with variable interest rates indexed to performance of underlying assets. Changes in the fair value are reflected in the consolidated income statements as investment income (loss), net. Treasury investments measured at FVOCI are certain government bonds.

The following is a summary of treasury investments:

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

Long-term treasury investments

Time deposits and other debt investments stated at amortized cost	3,722,640	8,444,793	4,712,589	2,735,696
Other debt investments measured at FVTPL	—	1,755,009	3,179,829	692,459
Other debt investments measured at FVOCI	—	—	481	2,344
Total	3,722,640	10,199,802	7,892,899	3,430,499

Short-term treasury investments

Time deposits and other debt investments stated at amortized cost	13,168,132	16,965,708	19,163,582	30,243,777
Other debt investments measured at FVTPL	4,622	—	70,212	7,347,293
Other debt investments measured at FVOCI	—	—	8,289	7,425
Total	13,172,754	16,965,708	19,242,083	37,598,495

21. Long-term and short-term treasury investments (Continued)

Treasury investments are denominated in the following currencies:

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

RMB	5,064,463	5,150,193	2,656,517	6,252,636
USD	11,830,931	21,618,562	24,115,488	34,249,206
Others	—	396,755	362,977	527,152
Total	16,895,394	27,165,510	27,134,982	41,028,994